UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is tru, correct and complete, and that it is understood that all reuqired items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:		President
Phone:		425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington		July 6, 1999

Report Type:
[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

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
FORM 13F INFORMATION TABLE
			VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP	(x$1000)	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	-------------	-----------	-------------	-------	-------	---------
AMERICAN FIN. GROUP	COM	025932104	579	17000		0	0	17000
AMERUS LIFE 7.00% ACE	PFD CNV	030734206	27	1000		1000	0	0
BECKMAN COULTER INC.	COM	075811109	2431	50000		10000	0	40000
BELCO OIL & GAS 6.5%	PFD CNV	077410207	306	18000		18000	0	0
COLE NATIONAL CORP.	COM	193290103	1064	134000		31000	0	103000
DURA PHARMACEUTICALS	COM	26632S109	418	35000		0	0	35000
ELDER-BEERMAN STORES	COM	284470101	497	68000		30000	0	38000
FIRST MIDWEST BANCORP	COM	320867104	1153	29000		15000	0	14000
FREMONT GENERAL CORP	COM	357288109	3303	175000		24000	0	151000
GULF CANADA	COM	402181305	1256	300000		50000	0	250000
IMCO RECYCLING INC.	COM	449681105	3802	222000		67000	0	155000
KINDER MORGAN ENGY	LTD PRT	494550106	74	2000		2000	0	0
LOUISIANA PACIFIC	COM	546347105	3462	145000		56000	0	89000
MAXXIM MEDICAL	COM	57777G105	4523	194000		44000	0	150000
MEDCO RESEARCH	COM	584059109	6765	257700		63000	0	194700
MEDPARTNERS INC.	COM	58503X107	1725	230000		80000	0	150000
MENTOR CORP.	COM	587188103	1518	81500		44500	0	37000
NEWMONT MINING CORP	COM	651639106	1053	53000		18000	0	35000
NORTHWEST PIPE CO	COM	667746101	2860	172000		25000	0	147000
NUEVO ENERGY CO	COM	670509108	2272	171500		40500	0	131000
OREGON STEEL MILLS	COM	686079104	2010	151000		37000	0	114000
PATINA OIL & GAS	COM	703224105	3466	549000		149000	0	400000
POTLATCH CORP	COM	737628107	4297	97800		24800	0	73000
RANGE RESOURCES	COM	75281A109	1801	294000		74000	0	220000
READERS DIGEST	COM	755267101	2624	66000		35000	0	31000
READERS DIGEST 8.25% TRACE	PFD CNV	755271202	1388	37500		12500	0	25000
ST. PAUL BANCORP	COM	792848103	3736	146500		47500	0	99000
TEXAS INDUSTIRIES INC	COM	882491103	775	20000		0	0	20000
THE SPORTS AUTHORITY	COM	849176102	852	192000		72000	0	120000
TRANSWORLD HEALTHCARE	COM	894081108	295	102500		42500	0	60000
VET. CNTRS. OF AMERICA	COM	925514101	3065	226000		63000	0	163000